Equity Incentive Plan (Tables)	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
The Company recorded the following compensation expense related to its share-based compensation awards (in thousands):

	Three Months Ended March 31,
	2022	2021
Sales and marketing	$—	$—
Research and development	—	—
General and administrative	117	—
Total share-based compensation expense	$117	$—